Revenues	12 Months Ended
Dec. 31, 2017
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Revenues
21.	Revenues

Revenues were derived from the rendering of services, the sale of goods and royalties.

Revenues by category for the years ended December 31, 2015, 2016 and 2017 are as follows:

	(In millions of yen)
	2015	2016	2017
Sale of goods	4,250	8,056	10,823
Rendering of services	115,515	131,201	154,356
Royalties	641	1,447	1,968

Total	120,406	140,704	167,147